Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER EXPENSES [Abstract]
Fuel	$ 11,150	$ 10,471	$ 11,839
Time charter	114	1,564	1,521
Ports payroll and related costs	8,302	7,971	6,304
Docking expenses	2,436	3,272	3,287
Maritime and regulatory fees	615	578	610
Towing expenses	2,177	2,597	2,297
Other expenses	7,155	7,164	6,281
Total	$ 31,949	$ 33,617	$ 32,139